Consolidated Statement of Operations and Condensed Consolidated Statements of Operations (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Digital display sales	$ 3,837,000	$ 2,848,000	$ 15,990,000	$ 15,515,000
Digital display lease and maintenance	1,768,000	2,046,000	7,767,000	8,561,000
Real estate rentals	18,000	23,000	92,000	231,000
Total revenues	5,623,000	4,917,000	23,849,000	24,307,000
Cost of revenues:
Cost of digital display sales	3,190,000	2,335,000	13,977,000	12,912,000
Cost of digital display lease and maintenance	1,461,000	1,632,000	6,589,000	7,304,000
Cost of real estate rentals	16,000	17,000	66,000	56,000
Total cost of revenues	4,667,000	3,984,000	20,632,000	20,272,000
Gross profit from operations	956,000	933,000	3,217,000	4,035,000
General and administrative expenses	(2,601,000)	(2,165,000)	(7,948,000)	(8,483,000)
Restructuring costs	(10,000)	(70,000)	(164,000)	(1,078,000)
Goodwill impairment			(66,000)
Operating loss	(1,655,000)	(1,302,000)	(4,961,000)	(5,526,000)
Interest expense, net	(113,000)	(361,000)	(1,382,000)	(1,591,000)
Gain on debt extinguishment	4,000		8,796,000
Change in warrant liabilities	108,000		(3,655,000)
Loss from continuing operations before income taxes	(1,656,000)	(1,663,000)	(1,202,000)	(7,117,000)
Income tax benefit	(7,000)	(7,000)	8,000	19,000
Loss from continuing operations	(1,663,000)	(1,670,000)	(1,194,000)	(7,098,000)
(Loss) income from discontinued operations	(7,000)		(224,000)	62,000
Net loss	$ (1,670,000)	$ (1,670,000)	$ (1,418,000)	$ (7,036,000)
Loss per share continuing operations - basic and diluted (in Dollars per share)	$ (0.35)	$ (0.68)	$ (0.44)	$ (2.91)
(Loss) earnings per share discontinued operations - basic and diluted (in Dollars per share)			$ (0.08)	$ 0.02
Total loss per share - basic and diluted (in Dollars per share)	$ (0.35)	$ (0.68)	$ (0.52)	$ (2.89)
Weighted average common shares outstanding - basic and diluted (in Shares)	4,687	2,443	2,738	2,437